INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The components of net deferred taxes are as follows:

	June 30, 2023	June 30, 2022
Deferred tax assets (liabilities):
Net operating loss - U.S.	$3,914,445	$4,321,600
Net operating loss - Foreign	5,347,487	1,682,879
Employee benefits	153,199	59,546
Inventory adjustments	38,034	—
Foreign exchange	77,539	—
Total deferred tax assets, net	9,530,704	6,064,025
Less: valuation allowance	(9,530,704)	(6,064,025)
Net deferred taxes	$—	$—

SCHEDULE OF PROVISION FOR INCOME TAXES	Our statutory income tax rate is expected to be approximately 21%. The provision for income taxes consisted of the following:
Year Ended June 30,
	2023	2022
Current	$—	$—
Deferred	—	—
Total	$—	$—

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (BENEFIT)

The reconciliation between the income tax expense (benefit) calculated by applying statutory rates to net loss and the income tax expense reported in the accompanying consolidated financial statements is as follows:

	Year Ended June 30,
	2023	2022
U.S. federal statutory rate applies to pretax income (loss)	$(2,310,635)	$(1,770,915)
Different tax rate of subsidiary	(18,715)	(106,634)
Permanent differences	680,221	117,039
Tax benefit on carry forward losses of acquired business	(3,289,886)	—
Cumulative adjustment to deferred taxes	1,681,562	1,643,216
Change in state tax rates and other	(209,226)	—
Change in valuation allowance	(3,466,679)	(117,294)
Total	$—	$—